Allowance for Loan Losses and Recorded Investment in Loans (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for loan losses:
Balance, beginning of period	$ 2,125	$ 2,292	$ 2,333	$ 2,341			$ 2,437	$ 2,122	$ 2,341	$ 2,341	$ 2,437
Provision charged to expense	72	25	25	25	$ 131	$ 105	71	129	50	100	301
Losses charged off	(134)		(82)					(203)	(132)	(438)	(670)
Recoveries	17		16					32	33	119	273
Balance, end of period	2,080		2,292	2,333				2,080	2,292	2,122	2,341
Ending balance: individually evaluated for impairment	75							75		73	119
Ending balance: collectively evaluated for impairment	2,005		0					2,005	0	2,049	2,222
Loans:
Ending balance: individually evaluated for impairment	733		1,432					733	1,432	1,008	4,652
Ending balance: collectively evaluated for impairment	378,780		356,137					378,780	356,137	359,381	352,069
Commercial
Allowance for loan losses:
Balance, beginning of period	522	532	498	495			184	537	495	495	184
Provision charged to expense	22		33					6	36	39	235
Losses charged off	0		0					0	0	(49)	(2)
Recoveries	1		1					2	1	52	78
Balance, end of period	545		532	498				545	532	537	495
Ending balance: individually evaluated for impairment	0							0		0	11
Ending balance: collectively evaluated for impairment	545							545		537	484
Loans:
Ending balance: individually evaluated for impairment	58		129					58	129	83	3,148
Ending balance: collectively evaluated for impairment	84,714		51,732					84,714	51,732	81,244	71,366
Commercial Real Estate
Allowance for loan losses:
Balance, beginning of period	671	845	793	804			597	843	804	804	597
Provision charged to expense	(17)		56					(190)	44	118	213
Losses charged off	0		(5)					0	(5)	(81)	(108)
Recoveries	0		1					1	2	2	102
Balance, end of period	654		845	793				654	845	843	804
Ending balance: individually evaluated for impairment	75							75		73	108
Ending balance: collectively evaluated for impairment	579							579		770	696
Loans:
Ending balance: individually evaluated for impairment	577		841					577	841	619	1,178
Ending balance: collectively evaluated for impairment	206,218		216,508					206,218	216,508	198,317	190,508
Residential
Allowance for loan losses:
Balance, beginning of period	446	447	583	591			170	436	591	591	170
Provision charged to expense	137		(137)					146	(150)	(97)	542
Losses charged off	(79)		0					(79)	0	(78)	(143)
Recoveries	1		1					2	6	20	22
Balance, end of period	505		447	583				505	447	436	591
Ending balance: individually evaluated for impairment	0		0					0	0	0	0
Ending balance: collectively evaluated for impairment	505							505		436	591
Loans:
Ending balance: individually evaluated for impairment	0							0		0	0
Ending balance: collectively evaluated for impairment	76,476		75,158					76,476	75,158	75,853	76,154
Installment
Allowance for loan losses:
Balance, beginning of period	400	291	162	107			113	218	107	107	113
Provision charged to expense	16		193					255	287	296	340
Losses charged off	(55)		(77)					(124)	(127)	(230)	(417)
Recoveries	15		13					27	24	45	71
Balance, end of period	376		291	162				376	291	218	107
Ending balance: individually evaluated for impairment	0							0		0	0
Ending balance: collectively evaluated for impairment	376							376		218	107
Loans:
Ending balance: individually evaluated for impairment	98		462					98	462	306	326
Ending balance: collectively evaluated for impairment	11,372		12,739					11,372	12,739	12,167	14,041
Unallocated
Allowance for loan losses:
Balance, beginning of period	86	$ 177	297	344			$ 1,373	88	344	344	1,373
Provision charged to expense	(86)		(120)					(88)	(167)	(256)	(1,029)
Losses charged off	0		0					0	0	0	0
Recoveries	0		0					0	0	0	0
Balance, end of period	0		177	$ 297				0	177	88	344
Ending balance: individually evaluated for impairment	0		$ 0					0	$ 0	0	0
Ending balance: collectively evaluated for impairment	0							0		88	344
Loans:
Ending balance: individually evaluated for impairment	0							0		0	0
Ending balance: collectively evaluated for impairment	$ 0							$ 0		$ 0	$ 0